income taxes - Other (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Capital loss carry-forward
Other
Tax benefits recognized	CAD 4	CAD 0
Investment Tax Credits
Other
Tax benefits recognized	12	5
Property, plant, and equipment and/or intangible assets | Investment Tax Credits
Other
Tax benefits recognized	7	1
Forecast | Capital loss carry-forward
Other
Tax benefits recognized	CAD 0	CAD 4